Property and equipment, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 1,455,654	$ 2,599,961	$ 3,066,565
Leasehold improvement disposals		325,341	529,187
Property, Plant and Equipment, Gross, Total	23,760,697	28,170,749
Property, Plant and Equipment, Net, Total	13,885,079	16,615,300
Gain (Loss) on Disposition of Property Plant Equipment, Total	(672,667)	787,160	(1,085,910)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		325,341	$ 529,187
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		6,076,530
Property, Plant and Equipment, Net, Total		3,808,471
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 5,778,669
Apartment Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		426,220
Property, Plant and Equipment, Net, Total		192,504
Proceeds from Sale of Buildings		3,195,454
Apartment Building [Member] | Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 1,739,443